Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2013
Capital Requirements and Regulatory Adjustments Over Transitional Period

The capital requirements and regulatory adjustments will be phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2013	March 2014	March 2015	March 2016	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital (Note)	3.5%	4.0%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital (Note)	4.5%	5.5%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital (Note)	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	0.0%	0.0%	0.0%	0.625%	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Phase out of recognition of capital instruments that no longer qualify as capital (Note)	90.0%	80.0%	70.0%	60.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Phase-in of deductions from capital (Note)	0.0%	20.0%	40.0%	60.0%	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Additional loss absorbency requirements for G-SIBs	—	—	—	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital

Note:	While these measures are included in the revisions to capital adequacy guidelines that have been applied from March 31, 2013 as published by the Financial Services Agency, capital adequacy guidelines related to other requirements under the Basel III rules, such as the capital conservation buffer, countercyclical buffer and additional loss absorbency requirements for G-SIBs/G-SIFIs, have not yet been published.

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2012 and 2013 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2012 (1)		2013
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required	—	—	2,059	3.50
Actual	—	—	4,804	8.16
Tier 1 capital:
Required	2,006	4.00	2,647	4.50
Actual	6,399	12.76	6,487	11.02
Total risk-based capital:
Required	4,012	8.00	4,706	8.00
Actual	7,775	15.50	8,345	14.18
MHCB(2):
Common Equity Tier 1 capital:
Required	—	—	1,292	3.50
Actual	—	—	3,195	8.65
Tier 1 capital:
Required	1,116	4.00	1,661	4.50
Actual	4,431	15.87	4,071	11.03
Total risk-based capital:
Required	2,233	8.00	2,953	8.00
Actual	4,976	17.83	5,130	13.89
MHBK(1) (3):
Tier 1 capital:
Required	426	2.00	408	2.00
Actual	2,428	11.39	2,382	11.66
Total risk-based capital:
Required	852	4.00	816	4.00
Actual	3,307	15.52	3,071	15.04
MHTB:
Common Equity Tier 1 capital:
Required	—	—	91	3.50
Actual	—	—	344	13.24
Tier 1 capital:
Required	95	4.00	117	4.50
Actual	335	14.02	344	13.24
Total risk-based capital:
Required	191	8.00	208	8.00
Actual	436	18.26	448	17.22
Non-consolidated:
MHCB(2):
Common Equity Tier 1 capital:
Required	—	—	1,143	3.50
Actual	—	—	2,993	9.16
Tier 1 capital:
Required	1,012	4.00	1,470	4.50
Actual	4,135	16.34	3,980	12.18
Total risk-based capital:
Required	2,024	8.00	2,613	8.00
Actual	5,107	20.19	5,008	15.33
MHBK (1) (3):
Tier 1 capital:
Required	413	2.00	399	2.00
Actual	2,380	11.51	2,294	11.49
Total risk-based capital:
Required	826	4.00	798	4.00
Actual	3,227	15.62	3,087	15.46
MHTB:
Common Equity Tier 1 capital:
Required	—	—	90	3.50
Actual	—	—	345	13.46
Tier 1 capital:
Required	94	4.00	115	4.50
Actual	332	14.13	345	13.46
Total risk-based capital:
Required	188	8.00	205	8.00
Actual	433	18.42	446	17.44

Notes:

(1)	The amounts and ratios as of March 31, 2012 and the amounts and ratios of MHBK as of March 31, 2013 were calculated in accordance with Basel II.
(2)	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥424.4 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.
(3)	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥125.7 billion) on April 1, 2013 was deducted from Tier 1 capital.